Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock Municipal Bond Fund, Inc.
Entity Central Index Key	0000225635
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000100250 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Class K Shares
Trading Symbol	BNMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2026, the Fund’s Class K Shares returned 6.41%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 7.03%.
What contributed to performance?
The Fund’s positive return reflected contributions from both income and positive price performance. Positions in longer-term bonds made meaningful contributions to absolute performance, led by those in the 12- to 15-year, 15- to 18-year, and 20- to 25-year areas. From a quality perspective, holdings in AA and A rated bonds contributed the most. Transportation, tax-backed states, and corporate-backed securities were the largest contributors at the sector level.
What detracted from performance?
At a time of positive market performance, all major segments of the Fund posted gains. A few individual securities finished with losses, however, most notably high-yield issues in the transportation and charter schools sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2016 through June 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	6.41%	0.69%	1.96%
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,768,861,371
Holdings Count | Holding	519
Advisory Fees Paid, Amount	$ 21,057,679
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,768,861,371
Number of Portfolio Holdings	519
Net Investment Advisory Fees	$21,057,679
Portfolio Turnover Rate	54%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	20.0%
State	18.3%
Corporate	15.7%
Utilities	11.4%
County/City/Special District/School District	11.1%
Health	9.9%
Housing	5.2%
Education	4.5%
Fixed Income Funds	1.9%
Tobacco	1.0%
Other*	1.0%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	14.5%
AA/Aa	55.4%
A	19.0%
BBB/Baa	3.2%
BB/Ba	0.4%
B	0.8%
N/R	6.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038033 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Investor C Shares
Trading Symbol	MFNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$153	1.49%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2026, the Fund’s Investor C Shares returned 5.31%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 7.03%.
What contributed to performance?
The Fund’s positive return reflected contributions from both income and positive price performance. Positions in longer-term bonds made meaningful contributions to absolute performance, led by those in the 12- to 15-year, 15- to 18-year, and 20- to 25-year areas. From a quality perspective, holdings in AA and A rated bonds contributed the most. Transportation, tax-backed states, and corporate-backed securities were the largest contributors at the sector level.
What detracted from performance?
At a time of positive market performance, all major segments of the Fund posted gains. A few individual securities finished with losses, however, most notably high-yield issues in the transportation and charter schools sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2016 through June 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	5.31%	(0.38)%	1.05%
Investor C Shares (with sales charge)	4.31	(0.38)	1.05
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,768,861,371
Holdings Count | Holding	519
Advisory Fees Paid, Amount	$ 21,057,679
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,768,861,371
Number of Portfolio Holdings	519
Net Investment Advisory Fees	$21,057,679
Portfolio Turnover Rate	54%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	20.0%
State	18.3%
Corporate	15.7%
Utilities	11.4%
County/City/Special District/School District	11.1%
Health	9.9%
Housing	5.2%
Education	4.5%
Fixed Income Funds	1.9%
Tobacco	1.0%
Other*	1.0%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	14.5%
AA/Aa	55.4%
A	19.0%
BBB/Baa	3.2%
BB/Ba	0.4%
B	0.8%
N/R	6.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000006118 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Investor A Shares
Trading Symbol	MDNLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2026, the Fund’s Investor A Shares returned 6.10%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 7.03%.
What contributed to performance?
The Fund’s positive return reflected contributions from both income and positive price performance. Positions in longer-term bonds made meaningful contributions to absolute performance, led by those in the 12- to 15-year, 15- to 18-year, and 20- to 25-year areas. From a quality perspective, holdings in AA and A rated bonds contributed the most. Transportation, tax-backed states, and corporate-backed securities were the largest contributors at the sector level.
What detracted from performance?
At a time of positive market performance, all major segments of the Fund posted gains. A few individual securities finished with losses, however, most notably high-yield issues in the transportation and charter schools sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2016 through June 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	6.10%	0.39%	1.66%
Investor A Shares (with sales charge)	1.59	(0.48)	1.22
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,768,861,371
Holdings Count | Holding	519
Advisory Fees Paid, Amount	$ 21,057,679
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,768,861,371
Number of Portfolio Holdings	519
Net Investment Advisory Fees	$21,057,679
Portfolio Turnover Rate	54%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	20.0%
State	18.3%
Corporate	15.7%
Utilities	11.4%
County/City/Special District/School District	11.1%
Health	9.9%
Housing	5.2%
Education	4.5%
Fixed Income Funds	1.9%
Tobacco	1.0%
Other*	1.0%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	14.5%
AA/Aa	55.4%
A	19.0%
BBB/Baa	3.2%
BB/Ba	0.4%
B	0.8%
N/R	6.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000100249 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Service Shares
Trading Symbol	BNMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2026, the Fund’s Service Shares returned 6.10%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 7.03%.
What contributed to performance?
The Fund’s positive return reflected contributions from both income and positive price performance. Positions in longer-term bonds made meaningful contributions to absolute performance, led by those in the 12- to 15-year, 15- to 18-year, and 20- to 25-year areas. From a quality perspective, holdings in AA and A rated bonds contributed the most. Transportation, tax-backed states, and corporate-backed securities were the largest contributors at the sector level.
What detracted from performance?
At a time of positive market performance, all major segments of the Fund posted gains. A few individual securities finished with losses, however, most notably high-yield issues in the transportation and charter schools sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2016 through June 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Service Shares	6.10%	0.39%	1.66%
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,768,861,371
Holdings Count | Holding	519
Advisory Fees Paid, Amount	$ 21,057,679
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,768,861,371
Number of Portfolio Holdings	519
Net Investment Advisory Fees	$21,057,679
Portfolio Turnover Rate	54%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	20.0%
State	18.3%
Corporate	15.7%
Utilities	11.4%
County/City/Special District/School District	11.1%
Health	9.9%
Housing	5.2%
Education	4.5%
Fixed Income Funds	1.9%
Tobacco	1.0%
Other*	1.0%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	14.5%
AA/Aa	55.4%
A	19.0%
BBB/Baa	3.2%
BB/Ba	0.4%
B	0.8%
N/R	6.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000006121 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock National Municipal Fund
Class Name	Institutional Shares
Trading Symbol	MANLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock National Municipal Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2026, the Fund’s Institutional Shares returned 6.36%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 7.03%.
What contributed to performance?
The Fund’s positive return reflected contributions from both income and positive price performance. Positions in longer-term bonds made meaningful contributions to absolute performance, led by those in the 12- to 15-year, 15- to 18-year, and 20- to 25-year areas. From a quality perspective, holdings in AA and A rated bonds contributed the most. Transportation, tax-backed states, and corporate-backed securities were the largest contributors at the sector level.
What detracted from performance?
At a time of positive market performance, all major segments of the Fund posted gains. A few individual securities finished with losses, however, most notably high-yield issues in the transportation and charter schools sectors.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2016 through June 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	6.36%	0.64%	1.91%
Bloomberg Municipal Bond Index	7.03	1.05	2.15

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 5,768,861,371
Holdings Count | Holding	519
Advisory Fees Paid, Amount	$ 21,057,679
Investment Company Portfolio Turnover	54.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$5,768,861,371
Number of Portfolio Holdings	519
Net Investment Advisory Fees	$21,057,679
Portfolio Turnover Rate	54%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	20.0%
State	18.3%
Corporate	15.7%
Utilities	11.4%
County/City/Special District/School District	11.1%
Health	9.9%
Housing	5.2%
Education	4.5%
Fixed Income Funds	1.9%
Tobacco	1.0%
Other*	1.0%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	14.5%
AA/Aa	55.4%
A	19.0%
BBB/Baa	3.2%
BB/Ba	0.4%
B	0.8%
N/R	6.7%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

*	Ten largest sectors are presented. Additional sectors are found in Other.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000006125 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short Duration Muni Fund
Class Name	Institutional Shares
Trading Symbol	MALMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.36%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2026, the Fund’s Institutional Shares returned 4.36%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index returned 7.03% and the Bloomberg Municipal 1-5 Year Index, returned 3.32%.
What contributed to performance?
The addition of duration (interest rate sensitivity) at the beginning of the period was the largest contributor to performance given the strength in the municipal market through the end of February 2026. Although this aspect of the Fund’s positioning detracted thereafter, the net effect was a meaningful positive. A preference for bonds with seven- to 10-year maturities over short-term debt was an additional contributor. Holdings in lower-rated bonds, which benefited from both their above-average yields and a compression in yield spreads, further helped results. At the sector level, positions in corporate-backed, healthcare, and transportation issues were the most notable contributors.
What detracted from performance?
At a time of positive market performance, all major segments of the Fund posted gains. A few individual securities finished with losses, however, most notably in the transportation sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2016 through June 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	4.36%	2.19%	1.64%
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Bloomberg Municipal 1-5 Year Index	3.32	1.55	1.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 505,136,384
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,191,659
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$505,136,384
Number of Portfolio Holdings	227
Net Investment Advisory Fees	$1,191,659
Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Corporate	28.6%
Transportation	18.1%
Health	16.2%
Housing	11.2%
State	9.5%
County/City/Special District/School District	7.6%
Utilities	5.8%
Education	2.3%
Tobacco	0.6%
Construction & Engineering	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	6.4%
AA/Aa	42.3%
A	38.1%
BBB/Baa	8.9%
N/R	4.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038034 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short Duration Muni Fund
Class Name	Investor A Shares
Trading Symbol	MELMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$61	0.60%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2026, the Fund’s Investor A Shares returned 4.21%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index returned 7.03% and the Bloomberg Municipal 1-5 Year Index, returned 3.32%.
What contributed to performance?
The addition of duration (interest rate sensitivity) at the beginning of the period was the largest contributor to performance given the strength in the municipal market through the end of February 2026. Although this aspect of the Fund’s positioning detracted thereafter, the net effect was a meaningful positive. A preference for bonds with seven- to 10-year maturities over short-term debt was an additional contributor. Holdings in lower-rated bonds, which benefited from both their above-average yields and a compression in yield spreads, further helped results. At the sector level, positions in corporate-backed, healthcare, and transportation issues were the most notable contributors.
What detracted from performance?
At a time of positive market performance, all major segments of the Fund posted gains. A few individual securities finished with losses, however, most notably in the transportation sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2016 through June 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	4.21%	1.95%	1.41%
Investor A Shares (with sales charge)	1.09	1.33	1.10
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Bloomberg Municipal 1-5 Year Index	3.32	1.55	1.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 505,136,384
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,191,659
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$505,136,384
Number of Portfolio Holdings	227
Net Investment Advisory Fees	$1,191,659
Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Corporate	28.6%
Transportation	18.1%
Health	16.2%
Housing	11.2%
State	9.5%
County/City/Special District/School District	7.6%
Utilities	5.8%
Education	2.3%
Tobacco	0.6%
Construction & Engineering	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	6.4%
AA/Aa	42.3%
A	38.1%
BBB/Baa	8.9%
N/R	4.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000006122 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short Duration Muni Fund
Class Name	Investor A1 Shares
Trading Symbol	MDLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2026, the Fund’s Investor A1 Shares returned 4.25%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index returned 7.03% and the Bloomberg Municipal 1-5 Year Index, returned 3.32%.
What contributed to performance?
The addition of duration (interest rate sensitivity) at the beginning of the period was the largest contributor to performance given the strength in the municipal market through the end of February 2026. Although this aspect of the Fund’s positioning detracted thereafter, the net effect was a meaningful positive. A preference for bonds with seven- to 10-year maturities over short-term debt was an additional contributor. Holdings in lower-rated bonds, which benefited from both their above-average yields and a compression in yield spreads, further helped results. At the sector level, positions in corporate-backed, healthcare, and transportation issues were the most notable contributors.
What detracted from performance?
At a time of positive market performance, all major segments of the Fund posted gains. A few individual securities finished with losses, however, most notably in the transportation sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2016 through June 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	4.25%	2.09%	1.54%
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Bloomberg Municipal 1-5 Year Index	3.32	1.55	1.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 505,136,384
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,191,659
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$505,136,384
Number of Portfolio Holdings	227
Net Investment Advisory Fees	$1,191,659
Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Corporate	28.6%
Transportation	18.1%
Health	16.2%
Housing	11.2%
State	9.5%
County/City/Special District/School District	7.6%
Utilities	5.8%
Education	2.3%
Tobacco	0.6%
Construction & Engineering	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	6.4%
AA/Aa	42.3%
A	38.1%
BBB/Baa	8.9%
N/R	4.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000006124 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short Duration Muni Fund
Class Name	Investor C Shares
Trading Symbol	MFLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$138	1.36%

Expenses Paid, Amount	$ 138
Expense Ratio, Percent	1.36%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2026, the Fund’s Investor C Shares returned 3.35%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index returned 7.03% and the Bloomberg Municipal 1-5 Year Index, returned 3.32%.
What contributed to performance?
The addition of duration (interest rate sensitivity) at the beginning of the period was the largest contributor to performance given the strength in the municipal market through the end of February 2026. Although this aspect of the Fund’s positioning detracted thereafter, the net effect was a meaningful positive. A preference for bonds with seven- to 10-year maturities over short-term debt was an additional contributor. Holdings in lower-rated bonds, which benefited from both their above-average yields and a compression in yield spreads, further helped results. At the sector level, positions in corporate-backed, healthcare, and transportation issues were the most notable contributors.
What detracted from performance?
At a time of positive market performance, all major segments of the Fund posted gains. A few individual securities finished with losses, however, most notably in the transportation sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2016 through June 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	3.35%	1.16%	0.78%
Investor C Shares (with sales charge)	2.35	1.16	0.78
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Bloomberg Municipal 1-5 Year Index	3.32	1.55	1.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 505,136,384
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,191,659
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$505,136,384
Number of Portfolio Holdings	227
Net Investment Advisory Fees	$1,191,659
Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Corporate	28.6%
Transportation	18.1%
Health	16.2%
Housing	11.2%
State	9.5%
County/City/Special District/School District	7.6%
Utilities	5.8%
Education	2.3%
Tobacco	0.6%
Construction & Engineering	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	6.4%
AA/Aa	42.3%
A	38.1%
BBB/Baa	8.9%
N/R	4.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038035 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Short Duration Muni Fund
Class Name	Class K Shares
Trading Symbol	MPLMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock Short Duration Muni Fund (the “Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$32	0.31%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.31%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2026, the Fund’s Class K Shares returned 4.41%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index returned 7.03% and the Bloomberg Municipal 1-5 Year Index, returned 3.32%.
What contributed to performance?
The addition of duration (interest rate sensitivity) at the beginning of the period was the largest contributor to performance given the strength in the municipal market through the end of February 2026. Although this aspect of the Fund’s positioning detracted thereafter, the net effect was a meaningful positive. A preference for bonds with seven- to 10-year maturities over short-term debt was an additional contributor. Holdings in lower-rated bonds, which benefited from both their above-average yields and a compression in yield spreads, further helped results. At the sector level, positions in corporate-backed, healthcare, and transportation issues were the most notable contributors.
What detracted from performance?
At a time of positive market performance, all major segments of the Fund posted gains. A few individual securities finished with losses, however, most notably in the transportation sector.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2016 through June 30, 2026 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	4.41%	2.25%	1.69%
Bloomberg Municipal Bond Index	7.03	1.05	2.15
Bloomberg Municipal 1-5 Year Index	3.32	1.55	1.66

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 505,136,384
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 1,191,659
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$505,136,384
Number of Portfolio Holdings	227
Net Investment Advisory Fees	$1,191,659
Portfolio Turnover Rate	44%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2026)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Corporate	28.6%
Transportation	18.1%
Health	16.2%
Housing	11.2%
State	9.5%
County/City/Special District/School District	7.6%
Utilities	5.8%
Education	2.3%
Tobacco	0.6%
Construction & Engineering	0.1%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	6.4%
AA/Aa	42.3%
A	38.1%
BBB/Baa	8.9%
N/R	4.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.